INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details) - yr	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]
Reconciliation of income tax expense (benefit) [Abstract]
Irish statutory corporate tax rate on trading income	12.50%	12.50%	12.50%
Valuation allowances	12.00%	3.60%	0.80%
Equity earnings from FLY-Z/C LP	(0.50%)	(0.40%)	(0.30%)
Tax impact of repurchased and resold Notes	(3.20%)	(0.60%)	(0.80%)
Share-based compensation	0.10%	0.00%	0.70%
Foreign tax rate differentials	(9.70%)	(3.90%)	(1.40%)
True-up of prior year tax provision	1.40%	0.20%	(1.70%)
Non-taxable gain on debt extinguishment	0.00%	(1.20%)	(5.20%)
Non-deductible interest expense, transaction fees and expenses	6.10%	2.40%	0.90%
Other	0.40%	0.00%	0.00%
Income tax expense	19.10%	12.60%	5.50%
Revenue Commissioners, Ireland [Member]
Reconciliation of income tax expense (benefit) [Abstract]
Irish statutory corporate tax rate on trading income	12.50%
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes [Abstract]
Number of open tax years	4
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member] | Minimum [Member]
Income Taxes [Abstract]
Open tax year	2011
Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member] | Maximum [Member]
Income Taxes [Abstract]
Open tax year	2015

[1]	As restated